Note 9 - Related Party Transcations (Details Textual) - USD ($)			1 Months Ended		12 Months Ended		174 Months Ended
	Aug. 31, 2015	Feb. 04, 2014	Aug. 31, 2015	Nov. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Oct. 24, 2016	Jul. 31, 2014	Feb. 28, 2014	Jan. 31, 2014
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues		19,231
Stock Issued During Period, Value, New Issues		$ 25,000
Chief Executive Officer [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		3
Chief Executive Officer [Member] | Stock Conversion from Series A Convertible Stock to Exchange Units [Member]
Conversion of Stock, Shares Converted	250
Conversion of Stock, Shares Issued	2,778
SOK Partners LLC [Member] | The Convertible Notes [Member]
Debt Instrument, Redemption Price, Percentage			140.00%
Repayments of Related Party Debt			$ 163,000
SOK Partners LLC [Member]
Ownership Percentage								10.00%
Common Stock [Member]
Stock Issued During Period, Shares, New Issues					66,667		3,804,860
Stock Issued During Period, Value, New Issues					$ 667
Stock Issued During Period, Shares, New Issues	1,666,667			548
Stock Issued During Period, Value, New Issues					$ 13,060,880	$ 2,055,001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									862	862